Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Mar. 31, 2015
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

The deferred revenue and deferred charges as of March 31, 2014 and 2015 were as follows:

		Millions of yen
	Locations	2014	2015
Current deferred revenue	Other current liabilities	¥53,720	¥64,796
Long-term deferred revenue	Other long-term liabilities	55,841	79,610
Current deferred charges	Prepaid expenses and other current assets	16,847	17,293
Long-term deferred charges	Other assets	55,841	72,801